Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 1,165,787	$ 964,680
Cost of sales	789,056	678,528
Depreciation	166,683	131,319
Gross profit	210,048	154,833
General and administrative expenses	55,951	56,844
Loss on disposal of property, plant and equipment	767	1,659
Operating income	153,330	96,330
Equity earnings in affiliates and joint ventures	(15,299)	(25,199)
Interest expense, net	59,340	36,948
Change in fair value of contingent obligations	53,206	4,681
Gain on derivative financial instruments	(3,952)	(6,063)
Income before income taxes	60,035	85,963
Current income tax (benefit) expense	(3,280)	6,841
Deferred income tax expense	19,230	15,981
Net income	44,085	63,141
Unrealized foreign currency translation loss	683	713
Comprehensive income	$ 43,402	$ 62,428
Per share information
Basic net income per share (in CAD per share)	$ 1.65	$ 2.38
Diluted net income per share (in CAD per share)	$ 1.52	$ 2.09